Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income Taxes
11. INCOME TAXES
The Company’s deferred income tax assets and liabilities are as follows:

($000s)	2021	2020
Deferred income tax asset and liability, beginning of year	-	-
Expenses related to the origination and reversal of temporary differences for:
Property and equipment	10,390	(25,507)
Non-capital losses carried forward	1,580	(4,459)
Long-term liabilities	-	-
Share issue expenses	-	-
Changes in unrecognized tax benefits	(11,968)	29,967

Deferred income tax expense recognized in net earnings (loss)	6,246	3,723
Deferred income tax recovery recognized in net earnings (loss)	(6,246)	(3,723)

Deferred income tax asset, end of year	6,246	3,723
Deferred income tax liability, end of year	(6,246)	(3,723)

The Company has
non-capital
losses of $110.1 million (2020 - $117.0 million) that expire between 2027 and
2041
. A deferred tax asset of $6.3 million (2020 - $3.7 million) was recognized in respect of unused tax losses in West Gharib. The Company has an additional $33.2 million (2020 - $42.5 million) in unrecognized tax benefits arising in foreign jurisdictions.
Current income taxes represent income taxes incurred and paid under the laws of Egypt pursuant to the PSCs on the West Gharib, West Bakr, NW Gharib and South Ghazalat concessions.
Income taxes vary from the amount that would be computed by applying the average Canadian statutory income tax rate of 23% (2020 – 24%) to income before taxes as follows:

($000s)	2021	2020
Income taxes calculated at the Canadian statutory rate	14,432	(15,328)
Increases (decreases) in income taxes resulting from:
Non-deductible expenses	2,539	5,260
Changes in unrecognized tax benefits	(11,968)	29,966
Effect of tax rates in foreign jurisdictions 1	16,176	(6,562)
Changes in tax rates and other	1,232	194

Income tax expense - current	22,411	13,530

1	The statutory tax rate in Egypt is 40.55%.
The Company’s consolidated effective income tax rate for 2021 was 35.7% (2020 – 21.2%).